Class A C Inst Inv R R6 Shares [Member] N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 30, 2025